NOTE 18. RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Due to affiliates	$ 106,869	$ 34,072
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	4,088	3,917
Hebei Kaiyuan
Due to affiliates	4,400	4,436
Smart Success
Due to affiliates	9	9
Hebei Ruijie Hotel Management Company
Due to affiliates	39,608	15,690
Ruituo
Due to affiliates	58,536	9,799
Beiguo Auto
Due to affiliates	23	0
Xinji Beiguo Mall
Due to affiliates	61	0
Yuanshi County Natural Gas Sales Company
Due to affiliates	$ 0	$ 77